UPDATING SUMMARY PROSPECTUS
LARGE CASE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
Issued By
DELAWARE LIFE INSURANCE COMPANY
June 30, 2026
The Large Case Corporate Variable Universal Life Insurance policy is a flexible premium corporate variable universal life insurance policy issued by Delaware Life Insurance Company (“the Company”). The Policy is being offered to corporations to insure employees and other persons in whom they have an insurable interest on an individual basis.
This Updating Summary Prospectus summarizes key features of the Policy. This Updating Summary Prospectus also provides a summary of the Policy features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Policy.
NOTICE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS
Audited financial statements for the Company for the year-ended December 31, 2025 are now available to you online at https://dfinview.com/DelawareLife/TAHD/CUSIP0002?site=Life. Copies are also available to you upon request, without charge, by calling (888) 594-2654 or by sending an email request to customer.relations@delawarelife.com. As a reminder, the Company’s 2025 audited financial statements were delayed due to a review of the Company’s affiliate and related-party transactions, which has been completed. The review identified errors relating to the identification and presentation of certain related-party investments and, to correct the errors, the Company has restated certain 2024 disclosures in the Notes to the 2025 audited financial statements. Other than the corrected Notes disclosures, there has been no restatement of the 2024 information set forth in the 2025 financial statements. Please see the Company’s 2025 audited financial statements for additional information.
The financial guarantees we provide under your Policy are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. The Company’s financial statements are relevant to the Company’s ability to meet its financial obligations under your Policy and should not be considered as having any bearing on the investment performance of the assets held in Delaware Life Variable Account G (the “Variable Account.”).
Audited financial statements for the Variable Account for the year-ended December 31, 2025 are available to you online at https://dfinview.com/DelawareLife/TAHD/CUSIP0002?site=Life. Additional copies may be obtained upon request, without charge, by calling (888) 594-2654 or by sending an email request to customer.relations@delawarelife.com.
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The prospectus for the Policy contains more information about the Policy including its features, benefits, and risks. You can find the current prospectus and other information about the Policy at https://dfinview.com/DelawareLife/TAHD/CUSIP0002?site=Life. You can also request this information at no cost at https://dfinreports.com/delawareLife, by calling (888) 594-2654 or by sending an email request to customer.relations@delawarelife.com.
If you have any questions about your Policy, please contact us at the Service Address:
Delaware Life Insurance Company
Attn: Corporate Markets
230 Third Avenue, 6th Floor
Waltham, MA 02451
Telephone: (888) 594-2654
Facsimile: (877) 795-5661
https://www.delawarelife.com/contact-us/contact-page

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

GLOSSARY OF POLICY TERMS
Account Value: The sum of the amounts in each Sub-Account of the Variable Account, the Fixed Account and the amount of the Loan Account. Account Value does not include Policy Debt. Policy Debt, which includes the amount of loans and interest charged, is not deducted from Account Value. It is reflected in the amounts received upon surrender or payment of Policy Proceeds. It is also reflected in the amount of total Account Value that may be borrowed against.
Anniversary: The same day in each succeeding year as the day of the year corresponding to the Issue Date.
APB Rider: An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy. The APB Rider terminates no later than the Insured’s Attained Age 121 (100 if 1980 CSO applies).
APB Rider Death Benefit: The death benefit under the APB Rider.
Base Death Benefit: The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.
Class: The risk, underwriting, and substandard table rating, if any, classification of the Insured.
CSO: The Commissioners Standard Ordinary (CSO) Mortality Table is an actuarial table used to calculate reserve requirements for the Company. It is the legally recognized method for calculating required reserves and nonforfeiture values for the Company. There are three CSO tables in this Prospectus that are applied to your Policy, depending on the Investment Start Date of your Policy: the 1980 CSO, 2001 CSO, and 2017 CSO. The CSOs affect your cost of insurance, mortality and expense charge and APB Rider.
Death Benefit: The sum of the Base Death Benefit and any APB Rider Death Benefit. For purposes of calculating the Death Benefit, the Account Value will be increased by the value provided by the Enhancement Benefit.
Deferred Expense Load on Policy Year 1 Premium: An expense charge, assessed in the second and subsequent Policy Years, up to and including Policy Year 7, based on premium paid during Policy Year 1.
Enhancement Benefit: a contractual benefit that represents a return of a portion of the charges paid under the Policy upon surrender, at the discretion of the Company only if such surrender is not pursuant to an exchange under Section 1035 of the Code.
Fixed Account: The portion of the Account Value funded by assets invested in our General Account.
Fund: A mutual fund in which a Sub-Account invests.
General Account: The assets held by us other than those allocated to the Sub-Accounts of the Variable Account or any of our other separate accounts.
Insured: The person on whose life the Policy is issued.
Investment Option: The Fixed Account and any of the Sub-Accounts of the Variable Account.
Issue Date: The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.
Policy: The form issued by Delaware Life Insurance Company which evidences the insurance coverage provided and is a contract between the policyowner and the Company.

Policy Debt: The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.
Policy Proceeds: The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured.
Policy Year: A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.
Premium Expense Load: The percentage charge applied to premium. It includes two elements. One element is for State and Federal tax obligations and the other element is a sales load to cover costs related to policy issuance.
SEC: Securities and Exchange Commission.
Sub-Accounts: Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You. The Sub-Accounts are also known as variable Investment Options in the Prospectus.
Target Premium: An amount of premium specified as such in the Policy, used to determine our Premium Expense Load and Deferred Expense Load on Policy Year 1 Premium deductions.
Variable Account: Delaware Life Variable Account G, one of our separate accounts, established for the purpose of funding variable insurance benefits payable under the Policy.
You: The owner of the Policy.

UPDATED INFORMATION ABOUT THE POLICY
The information in this Updating Summary Prospectus is a summary of the Policy features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Policy.
Changes Affecting the Funds
Adviser
For the Acorn Fund, effective July 7, 2025, Columbia Management Investment Advisers, LLC replaced Wanger Asset Management LLC as adviser of the Fund.
Subadviser
For Templeton Growth VIP Fund, effective August 1, 2025, Templeton Asset Management Ltd. no longer served as sub-adviser of the Fund.
Fund Transaction
On December 1, 2025, Nomura Holding America Inc. acquired Macquarie Asset Management's US and European public investments business. As summarized in the table below, the Funds’ names changed and some of the Funds’ investment advisory arrangements changed as well.
Fund Name		Investment Management
Before Transaction	December 1, 2025	Before Transaction	December 1, 2025
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series	Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	Adviser: Delaware Management Company
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund	Adviser: Lincoln Financial Investments Corporation Subadviser: Delaware Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited	Adviser: Lincoln Financial Investments Corporation Subadviser: Nomura Investments Fund Advisers
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund	Adviser: Lincoln Financial Investments Corporation Subadviser: Delaware Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited	Adviser: Lincoln Financial Investments Corporation Subadviser: Nomura Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited

Name Changes
Current Fund Name	New Fund Name
American Funds Insurance Series® International Fund	American Funds Insurance Series® EUPACTM Fund
American Funds Insurance Series® Global Small Capitalization Fund	American Funds Insurance Series® SMALLCAP World FundTM
MFS® International Intrinsic Value Portfolio	MFS® International Intrinsic Equity Portfolio
Wanger Acorn	Columbia Variable Portfolio- Acorn Fund
Expenses and Performance Information
The expenses and performance information have been updated and are reflected in Appendix A-Funds Available under the Policy and “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY”, “FEES AND EXPENSES” in this updating summary prospectus.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location In The Prospectus
Transaction Charges
You may be charged for transactions under the Policy. A front-end load may be charged on each premium payment. The front-end load for premiums up to and including the Target Premium differs from the front-end load for premiums in excess of the Target Premium. You may be charged for requested Policy illustrations.
FEE TABLE – TRANSACTION FEES CHARGES, DEDUCTIONS AND REFUNDS
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of the Additional Protection
Benefit available under the Policy. Certain fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification).
You should view your Policy specifications page for rates applicable to your
Policy. You will also bear expenses associated with the Funds under the
Policy, as shown in the following table:
FEE TABLE CHARGES, DEDUCTIONS AND REFUNDS APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY
	Annual Fee	Minimum	Maximum
	Investment Options (Fund fees and expenses)[1]	0.27%[1]	3.38%[1]
1As a percentage of Fund net assets.
	RISKS			Location In The Prospectus
Risk of Loss	You can lose money by investing in the Policy.			PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short- Term Investment
●The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●Full surrender of this Policy is discouraged in the early Policy Years because the front-end loads on premiums are higher in those years.
●Upon partial surrender, your death benefit protection may be reduced and your risk of lapse will increase. You may partially surrender the Policy only once per year and only after the Policy has been in force for one year.
●If You fully or partially surrender the Policy, You may be subject to income taxes and potential tax penalties. There may be tax consequences associated with Policy loans.

Risks Associated with Investment Options
●An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy (e.g., the Funds).
●Each Investment Option (including the Fixed Account) has its own unique risks.
●You should review the Investment Options before making an investment decision.

Insurance Company Risks
●An investment in the Policy is subject to the risks related to the Company.
●Any Company obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the
Company.
●Additional information about the Company, including its financial strength ratings, is available upon request by calling (888)-594-2654 or visiting https://www.delawarelife.com/our-company.
PRINCIPAL RISKS OF INVESTING IN THE POLICY

	RISKS (CONT.)	Location In The Prospectus
Policy Lapse
●Poor investment performance, insufficient premiums, fees and charges, partial surrenders, and unpaid loans or loan interest could cause your
Policy to lapse and You could lose your insurance coverage.
●There are costs associated with reinstating a lapsed Policy.
●Death benefits will not be paid if the Policy has lapsed.
POLICY LAPSE
	RESTRICTIONS	Location In The Prospectus
Investments
●Certain Investment Options may not be available under your Policy.
●Transfers from the Fixed Account are subject to special restrictions that may prolong the time it takes to transfer Account Value from the Fixed
Account.
●Transfers between the Fund options are subject to additional restrictions designed to prevent short-term and disruptive trading.
●All transfers are subject to our consent, and we reserve the right to impose limitations on transfers.
●We reserve the right to remove or substitute Funds as Investment Options.
APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY TRANSFER PRIVILEGES
Optional Benefits	●There are no additional restrictions or limitations relating to the Policy’s optional benefit (the Additional Protection Benefit Rider).	DEATH BENEFIT – OPTIONAL ADDITIONAL PROTECTION BENEFIT RIDER (APB RIDER)
	TAXES	Location In The Prospectus
Tax Implications
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
●There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.
●Full and partial surrenders will be subject to ordinary income tax, and may be subject to tax penalties.
ABOUT THE POLICY FEDERAL INCOME TAX CONSIDERA- TIONS
	CONFLICTS OF INTEREST	Location In The Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling the
Policy to You, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Policy with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Policy over another investment.
DISTRIBUTION OF POLICY
Exchanges
Some investment professionals may have a financial incentive to offer You a new policy in place of the one you already own. You should only exchange a policy you already own if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing policy.

APPENDIX A - INVESTMENT OPTIONS
AVAILABLE UNDER THE POLICY
Variable Options
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/CUSIP0002?site=Life. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (888) 594-2654, or by sending an email request to customer.relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	AllianceBernstein, L.P.	0.82%	2.89%	8.75%	8.55%
Equity - Global Large Cap	AB Variable Products Series Fund, Inc. International Value Portfolio Class A	AllianceBernstein, L.P.	0.92%	41.70%	10.47%	6.64%
Equity - US Mid Cap	The Alger Portfolios Alger Mid Cap Growth Portfolio Class I-2	Fred Alger Management, LLC	0.92%[1]	16.77%	3.01%	11.68%
Equity - US Small Cap	The Alger Portfolios Alger Small Cap Growth Portfolio Class I-2	Fred Alger Management, LLC	0.97%	5.91%	-4.93%	8.83%
Fixed Income - US	American Funds Insurance Series® American High-Income Trust® Class 2	Capital Research and Management Company	0.62%[1]	8.24%	5.60%	6.96%
Equity - Global Large Cap	American Funds Insurance Series® Capital World Growth and Income Fund® Class 2	Capital Research and Management Company	0.66%[1]	24.80%	10.29%	11.02%
Equity - Global Large Cap	American Funds Insurance Series® EUPAC Fund™[2] Class 2	Capital Research and Management Company	0.72%[1]	26.77%	3.40%	7.00%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 2	Capital Research and Management Company	0.65%[1]	21.62%	8.23%	12.17%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 2	Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
Equity - Global Mid/ Small Cap	American Funds Insurance Series® SMALLCAP World Fund®[3] Class 2	Capital Research and Management Company	0.90%[1]	14.64%	0.49%	7.23%
Fixed Income - US	American Funds Insurance Series® The Bond Fund of America® Class 2	Capital Research and Management Company	0.47%[1]	7.26%	-0.14%	2.36%
Equity - US Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund Class 2	Capital Research and Management Company	0.50%[1]	17.21%	13.89%	12.36%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Mid Cap	BlackRock Variable Series Funds, Inc. BlackRock Advantage SMID Cap V.I. Fund Class I	BlackRock Advisors, LLC	0.55%[1]	11.11%	7.04%	11.12%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class I	BlackRock Advisors, LLC / BlackRock International Limited, BlackRock (Singapore) Limited	0.76%[1]	19.80%	5.79%	7.59%
Equity - US Large Cap Blend	BNY Mellon Variable Investment Fund: Appreciation Portfolio Initial Shares	BNY Mellon Investment Adviser, Inc. / Fayez Sarofim & Co., LLC	0.85%	10.07%	9.37%	12.92%
Equity - US Mid Cap	BNY Mellon Investment Portfolios: MidCap Stock Portfolio Initial Shares	BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	0.87%[1]	10.07%	9.67%	8.78%
Equity - Technology Sector	BNY Mellon Investment Portfolios: Technology Growth Portfolio Initial Shares	BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	0.82%	28.16%	9.24%	17.27%
Equity - US Large Cap Blend	BNY Mellon Stock Index Fund, Inc. Initial Shares	BNY Mellon Investment Adviser, Inc. / Mellon Investments Corporation	0.27%	17.53%	14.11%	14.52%
Equity - US Small Cap	Columbia Funds Variable Insurance Trust Acorn Fund	Columbia Management Investment Advisers, LLC	0.91%[1]	4.47%	1.02%	8.66%
Equity - Global Large Cap	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Overseas Core Fund Class 2	Columbia Management Investment Advisers, LLC	1.04%	37.96%	8.92%	7.55%
Equity - US Large Cap Growth	Columbia Funds Variable Series Trust II CTIVP®– Principal Large Cap Growth Fund Class 1	Columbia Management Investment Advisers, LLC / Principal Global Investors, LLC	0.69%	13.78%	10.47%	14.66%
Equity - US Small Cap	Delaware VIP® Trust Nomura VIP Small Cap Value Series[4] Standard Class	Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Equity - US Large Cap Value	Deutsche DWS Variable Series II DWS CROCI® U.S. VIP Class A	DWS Investment Management Americas, Inc.	0.71%[1]	17.19%	12.30%	8.17%
Equity - US Small Cap	Deutsche DWS Investments VIT Funds DWS Small Cap Index VIP Class A5	DWS Investment Management Americas, Inc. / Northern Trust Investments, Inc.	0.37%[1]	12.64%	5.84%	9.33%
Equity - US Small Cap	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class A	DWS Investment Management Americas, Inc.	0.80%[1]	18.21%	9.66%	7.57%
Allocation - Moderate	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Balanced Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.41%	15.25%	9.52%	11.13%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Large Cap Growth	Variable Insurance Products Fund II Fidelity® Variable Insurance Products Contrafund® Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Equity - US Large Cap Value	Variable Insurance Products Fund Fidelity® Variable Insurance Products Equity-Income Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2015 Portfolio Initial Class	Fidelity Management & Research Company, LLC	0.41%	11.87%	3.99%	6.60%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2020 Portfolio Initial Class	Fidelity Management & Research Company, LLC	0.44%	13.33%	4.84%	7.38%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2030 Portfolio Initial Class	Fidelity Management & Research Company, LLC	0.49%	15.52%	6.25%	8.88%
US Money Market	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Government Money Market Portfolio Service Class[6]	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.35%	4.03%	3.02%	1.95%
Equity - US Large Cap Value	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Growth & Income Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	21.50%	16.11%	13.84%
Equity - US Large Cap Growth	Variable Insurance Products Fund Fidelity® Variable Insurance Products Growth Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	14.92%	13.70%	17.45%
Fixed Income - US	Variable Insurance Products Fund Fidelity® Variable Insurance Products High Income Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%[1]	10.36%	4.22%	5.59%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Fixed Income - US	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Investment Grade Bond Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Equity - US Mid Cap	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Mid Cap Portfolio Initial Class	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	11.75%	10.10%	10.59%
Equity - Global Large Cap	Variable Insurance Products Fund Fidelity® Variable Insurance Products Overseas Portfolio Initial Class	Fidelity Management & Research Company, LLC / FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	20.39%	6.62%	7.93%
Equity - International All Cap	First Eagle Variable Funds First Eagle Overseas Variable Fund	First Eagle Investment Management, LLC	1.21%[1]	37.47%	9.02%	7.61%
Equity - Real Estate Sector	Franklin Templeton Variable Insurance Products Trust Franklin Global Real Estate VIP Fund Class 1[7]	Franklin Advisers, Inc.	1.00%[1]	8.22%	2.64%	3.29%
Allocation - Large Cap Equity	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 1	Franklin Mutual Advisers, LLC	0.69%	11.81%	9.49%	7.80%
Equity - US Mid Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small-Mid Cap Growth VIP Fund Class 1[5]	Franklin Advisers, Inc.	0.84%	2.70%	1.27%	10.16%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Comstock Fund Series I	Invesco Advisers, Inc.	0.75%	17.45%	15.43%	11.95%
Equity - US Large Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Large Cap Fund Series I	Invesco Advisers, Inc.	0.80%[1]	12.79%	11.69%	14.22%
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Global Fund Series I	Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Growth and Income Fund Series I	Invesco Advisers, Inc.	0.75%	15.62%	12.85%	10.73%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Mid Cap Fund® Series I5	Invesco Advisers, Inc.	0.94%	9.19%	9.11%	9.35%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Small Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Small Cap Fund® Series I	Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Institutional Shares	Janus Henderson Investors US LLC	0.83%[1]	6.50%	8.69%	8.66%
Equity - Global Emerging Markets	Lazard Retirement Series, Inc. Lazard Retirement Emerging Markets Equity Portfolio Investor Shares	Lazard Asset Management LLC	1.13%[1]	42.12%	11.04%	9.63%
Equity - US Small Cap	Lincoln Variable Insurance Products Trust LVIP Nomura SMID Cap Core Fund[8] Standard Class	Lincoln Financial Investments Corporation / Nomura Investments Fund Advisers	0.80%[1]	8.85%	9.10%	9.65%
Equity - Real Estate Sector	Lincoln Variable Insurance Products Trust LVIP Nomura U.S. REIT Fund[9] Standard Class	Lincoln Financial Investments Corporation / Nomura Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited	0.83%[1]	1.02%	5.57%	4.04%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.58%[1]	5.76%	6.92%	9.10%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.63%[1]	7.56%	-0.06%	3.32%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Initial Class	Massachusetts Financial Services Company	1.23%[1]	33.65%	4.37%	7.92%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	7.68%	6.77%	11.76%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[1]	3.53%	1.32%	5.01%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Initial Class	Massachusetts Financial Services Company	0.56%[1]	6.99%	-0.68%	1.29%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	8.65%	3.87%	5.56%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	21.12%	7.07%	9.88%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio[10] Initial Class	Massachusetts Financial Services Company	0.89%[1]	33.26%	7.28%	9.95%
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Limited Maturity Portfolio Initial Class	Massachusetts Financial Services Company	0.48%[1]	5.83%	2.56%	2.70%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.81%[1]	3.66%	3.26%	11.60%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Initial Class	Massachusetts Financial Services Company	0.79%[1]	5.98%	10.18%	9.95%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class[7]	Massachusetts Financial Services Company	0.87%[1]	12.96%	-0.28%	10.74%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[1]	22.05%	5.51%	7.54%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Research Series Initial Class	Massachusetts Financial Services Company	0.74%[1]	12.85%	11.15%	12.93%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Initial Class	Massachusetts Financial Services Company	0.61%[1]	11.16%	6.42%	7.63%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[6]	Massachusetts Financial Services Company	0.45%[1]	3.85%	2.87%	1.77%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Initial Class	Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[1]	13.01%	9.95%	10.05%
Equity - US Mid Cap	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I	Morgan Stanley Investment Management, Inc.	0.95%[1]	12.58%	-5.36%	14.16%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	Pacific Investment Management Company LLC	3.19%[1]	18.79%	10.55%	6.54%
Fixed Income - Emerging Markets	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class	Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Equity - US Small Cap	Royce Capital Fund Royce Small-Cap Portfolio Investment Class	Royce & Associates, LP (Royce Investment Partners) / Royce Fund Services, LLC	1.18%	8.93%	10.66%	7.88%
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio	T. Rowe Price Associates, Inc.	0.74%	14.36%	11.17%	10.51%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	Franklin Templeton Variable Insurance Products Trust Templeton Foreign VIP Fund Class 1	Templeton Investment Counsel, LLC	0.83%[1]	29.51%	8.52%	6.01%
Equity - Global Large Cap	Franklin Templeton Variable Insurance Products Trust Templeton Growth VIP Fund Class 1	Templeton Global Advisors Limited / Templeton Asset Management Ltd.	0.87%[1]	24.16%	8.23%	7.31%

1
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2
Prior to May 1, 2026, the name of this fund was International Fund.
3
Prior to May 1, 2026, the name of this fund was Global Small Capitalization Fund.
4
Prior to November 3, 2025, the name of this fund was Macquarie VIP Small Cap Value Series.
5
Not available for investment of new premium or transfers on and after November 15, 2010.
6
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.
7
Not available for investment of new premium or transfers on and after July 1, 2008.
8
Prior to November 3, 2025, the name of this fund was LVIP Macquarie SMID Cap Core Fund.
9
Prior to November 3, 2025, the name of this fund was LVIP Macquarie U.S. REIT Fund.
10
Prior to April 30, 2026, the name of this fund was MFS® International Intrinsic Value Portfolio.

The prospectus and statement of additional information (“SAI”) dated June 30, 2026, includes additional information. The prospectus and SAI are incorporated by reference into this Updating Summary Prospectus. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus and SAI, or to request other information about the Policy or make other inquiries, call us at (888) 594-2654.
You may also request a free copy of the prospectus and SAI at https://dfinreports.com/delawareLife and the prospectus and SAI are also available on our website at https://dfinview.com/DelawareLife/TAHD/CUSIP0002?site=Life.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov
EDGAR Contract Identifier No.: C000008740.